Debt, New Huarong Facility (Details) - New Huarong SLBs [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) Installment	Aug. 01, 2025 USD ($)
Debt [Abstract]
Face amount		$ 207,000,000
Term of variable rate	3 months
Basis spread on variable rate	1.95%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Term SOFR [Member]
SOFR rate	3.74%
M/T Eco Marina Del Rey [Member]
Debt [Abstract]
Face amount		28,000,000
Term of time charter	7 years
Number of payment installments | Installment	84
Frequency of periodic payment	monthly
Installment payment	$ 178,600
Purchase obligation		13,000,000
M/T Eco Oceano CA [Member]
Debt [Abstract]
Face amount		42,000,000
Term of time charter	10 years
Number of payment installments | Installment	120
Frequency of periodic payment	monthly
Installment payment	$ 183,300
Purchase obligation		20,000,000
M/T Julius Caesar [Member]
Debt [Abstract]
Face amount		68,500,000
Term of time charter	10 years
Number of payment installments | Installment	120
Frequency of periodic payment	monthly
Installment payment	$ 250,000
Purchase obligation		38,500,000
M/T Legio X Equestris [Member]
Debt [Abstract]
Face amount		68,500,000
Term of time charter	10 years
Number of payment installments | Installment	120
Frequency of periodic payment	monthly
Installment payment	$ 250,000
Purchase obligation		$ 38,500,000